Liquidity and Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Liquidity and Management's Plan [Abstract]
LIQUIDITY AND MANAGEMENT’S PLAN

2 - LIQUIDITY AND MANAGEMENT’S PLAN

During the three months ended September 30, 2025 and 2024, the Company incurred operating losses of $4.7 million and $57.5 million, respectively, and during the nine months ended September 30, 2025 and 2024, the Company incurred operating losses of $15.3 million and $69.9 million, respectively, and had an accumulated deficit of $219.6 million as of September 30, 2025. Since its inception, it has incurred significant operating losses and negative cash flows. The Company expects to continue to incur net losses as it continues to grow and scale its business. As of September 30, 2025, it had cash of $1,071,151 and outstanding debt of $17.5 million, of which $750,000 was outstanding under the September 2024 Notes (as defined below), $1.0 million was outstanding under the Crowdkeep Convertible Notes (as defined below), $14.0 million was outstanding under the working capital facility, and $1.8 million was outstanding under a notes payable with an inventory vendor.

Although the Company has had recurring losses each year since inception, the Company plans to fund its operations and capital funding needs for the next 12 months with revenue generated from operations and through a combination of private and public equity offerings including, without limitation, anticipated revenue generated under the Supply Agreement entered into with Telcel, the proceeds of the Company’s Common Stock Offering completed on August 14, 2025, receipt of the cash tax refund of approximately $1.2 million in respect of the Company’s UK subsidiary’s 2023 and 2024 research and development activities, and potential additional investments in the form of debt or equity to fund operating deficits from existing and/or new investors, including related parties, which may include the Company’s CEO and his affiliates.

Based in part on the above-referenced opportunities and initiatives, the Company has a reasonable basis to believe it has alleviated substantial doubt regarding its ability to continue as a going concern. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company, if at all.

2 – LIQUIDITY AND MANAGEMENT’S PLAN

Since our inception the Company has incurred significant operating losses and negative cash flows. To date, the Company has financed its operations primarily through private placements of equity securities and debt. As of December 31, 2024 and 2023, the Company had an accumulated deficit of $217.8 million and $170.3 million, respectively. As of December 31, 2024 and 2023, the Company had cash of $1.7 million and $6.0 million, respectively. As of December 31, 2024, the Company had $13.9 million outstanding debt, of which approximately $1.2 million was outstanding under the September 2024 Notes and $12.7 million was outstanding under our working capital facility. The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include adjustments to reflect the possible future effects on the recoverability and classification of recorded assets or the amounts of liabilities that might be necessary should the Company be unable to continue as a going concern.

Although we have incurred recurring losses each year since our inception, we plan to fund our operations and capital funding needs through a combination of private and public equity and debt offerings, or a combination thereof, including, (1) available cash proceeds from equity sales under the ELOC Program, (2) cash proceeds from a substantial strategic investment anticipated to close in the second quarter of 2025, and (3) savings from planned expense reduction measures.

Taking into account these plans as well as (1) the expected cash tax refund of up to $2.0 million in respect of the Company’s UK subsidiary’s 2023 and 2024 research and development activities, (2) the anticipated refund by June 30, 2025, of up to $5.0 million of the Company’s prepayment for purchased inventory and (3) potential additional investments in the form of debt or equity to fund operating deficits from existing investors, including related parties, which may include the Company’s CEO and his affiliates, the Company expects it will be able to fund its operations over the next twelve months and has a reasonable basis to believe it has alleviated substantial doubt regarding its ability to continue as a going concern. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company, if at all.